Note 3 - Acquisition of Goldfield International, Inc.: Long-term Purchase Commitment (Details) (USD $)	Jun. 30, 2013
Details
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets	$ 226,809
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	104,600
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	886,877
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	(318,286)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 900,000